THE ADVISORS’ INNER CIRCLE FUND III

GQG Partners US Select Quality Equity Fund

GQG Partners Global Quality Equity Fund

(the “Funds”)

Supplement dated September 1, 2020 to:

•	the Funds’ Prospectus, dated November 28, 2019, as supplemented March 20, 2020 and April 22, 2020 (the “Prospectus”);
•	the GQG Partners US Select Quality Equity Fund’s Summary Prospectus, dated November 28, 2019, as supplemented March 20, 2020 and April 22, 2020;
•	the GQG Partners Global Quality Equity Fund’s Summary Prospectus, dated November 28, 2019, as supplemented April 22, 2020 (together with the GQG Partners US Select Quality Equity Fund’s Summary Prospectus, the “Summary Prospectuses”); and
•	The Funds’ Statement of Additional Information (the “SAI”), dated November 28, 2019, as supplemented March 20, 2020 and June 30, 2020.

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectus and SAI, and should be read in conjunction with the Summary Prospectuses, Prospectus and SAI.

James Anders has been appointed the Deputy Portfolio Manager of the Funds. Accordingly, effective immediately, the Summary Prospectuses, Prospectus and SAI are hereby amended and supplemented as follows:

1.	In the “Portfolio Managers” section of the Summary Prospectuses, and the corresponding section of the Prospectus, the following disclosure is hereby added:

James Anders, CFA, Senior Investment Analyst at the Adviser and Deputy Portfolio Manager of the Fund, has served as Deputy Portfolio Manager of the Fund since 2020.

2.	In the “Portfolio Managers” section of the Prospectus, the first two paragraphs are replaced with the following:

Under normal circumstances, Rajiv Jain makes all investment decisions with respect to the Funds in his sole discretion. Sudarshan Murthy collaborates with Mr. Jain on all aspects of security selection and portfolio construction with respect to the GQG Partners Emerging Markets Equity Fund, and James Anders collaborates with Mr. Jain on all aspects of security selection and portfolio construction with respect to the GQG Partners US Select Quality Equity Fund and GQG Partners Global Quality Equity Fund.

Rajiv Jain, Chairman and Chief Investment Officer of the Adviser, serves as the Portfolio Manager of the Funds. Prior to joining the Adviser in 2016, Mr. Jain served as a Co-Chief Executive Officer, Chief Investment Officer and Head of Equities at Vontobel Asset Management (“Vontobel”). He joined Vontobel in 1994 as an equity analyst and associate manager of its international equity portfolios. Mr. Jain earned an MBA in Finance and International Business from the University of Miami in 1993. He also has a Master’s degree from the University of Ajmer and an undergraduate degree in Accounting.

3.	In the “Portfolio Managers” section of the Prospectus, the following paragraph is hereby added:

James Anders, CFA, Senior Investment Analyst at the Adviser, serves as the Deputy Portfolio Manager of the GQG Partners US Select Quality Equity Fund and GQG Partners Global Quality Equity Fund. Prior to joining the Adviser in 2017, Mr. Anders was a Senior Vice President and research analyst at Mercator Asset Management, where his regional research responsibilities included Benelux and Latin America. From 2008 to 2013, Mr. Anders served as a research analyst at Consilium Investment Management. Earlier in his career, he served as a Senior Analyst with SGS Asset Management from 2002 to 2008. Mr. Anders began his investment career in 1993, serving in a variety of investment roles with several boutique investment firms. Mr. Anders earned an MBA from Columbia Business School and an undergraduate degree in Economics from Hamilton College.

4.	In the “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Fund Shares Owned by the Portfolio Managers” table:

Name	Dollar Range of Fund Shares Owned
James Anders, CFA[2]	None

[2]	Valuation date is June 30, 2020.

5.	In the “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Other Accounts” table:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
James Anders, CFA[4,5]	0	$0	0	$0	0	$0

[4]	Valuation date is June 30, 2020.
[5]	Mr. Anders does not have decision making authority over any accounts.

Please retain this supplement for future reference.

GQG-SK-011-0100